Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	$ 5,837	$ 4,592
Indirect tax receivables	494	407
Other receivables	13	35
Total trade and other receivables	6,344	5,034
Less: Current portion	6,344	1,412
Long-term portion		3,622
Interest expense	$ 290	448
Discount rate	6.00%
Past due
Trade and other receivables
Trade receivables	$ 0	$ 0